Stockholders' Equity (Details) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 16, 2018	Sep. 25, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 21, 2016
Stockholder's Equity (Textual)
Shares issued, price share		$ 4.25
Issuance of cash proceeds amount				$ 5,542,047	$ 4,687,153
Owners to acquire equity interest						100.00%
Initial public offering shares		1,523,750
Deducting underwriting discounts and commissions		5,542,047
Escrow account description		Out of the $5.5 million net proceeds, $500,000 was deposited into an escrow account to satisfy the initial $500,000 in potential indemnification obligations arising during an escrow period of two years following the closing date of September 25, 2017 and was presented as restricted cash.
Deposited into an escrow account		$ 500,000
Statutory reserve amount			$ 160,014
Description of equity interest			In accordance with the relevant laws and regulations of the PRC, the Company's PRC subsidiaries are required to set aside at least 10% of their respective after-tax net profits each year determined in accordance with PRC GAAP and if any, to fund the statutory reserve until the balance of the reserve reaches 50% of their respective registered capital.
Fulcan Capital Partners, LLC [Member]
Stockholder's Equity (Textual)
Issuance of common shares, shares					371,092
Shares issued, price share					$ 2.5
Xiumei Lan [Member]
Stockholder's Equity (Textual)
Issuance of cash proceeds amount				827,730
Remaining subscription receivable			$ 100,000
Zhonghua Liu [Member]
Stockholder's Equity (Textual)
Issuance of cash proceeds amount				$ 827,730
Remaining subscription receivable			$ 100,000
TDH Group BVBA [Member]
Stockholder's Equity (Textual)
Issuance of common shares, shares	156,130
Owners to acquire equity interest	100.00%
Tdh Japan [Member]
Stockholder's Equity (Textual)
Issuance of common shares, shares	936,782
Owners to acquire equity interest	100.00%